Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings
Average Balance Outstanding	$ 29,512	$ 36,539
Maximum Outstanding at any Month End	33,622	57,702
Balance	$ 27,560	$ 31,015
Federal funds purchased
Borrowings
Year End Weighted Rate (as a percent)	1.64%	0.95%
Average Weighted Rate (as a percent)	0.99%	0.65%
Average Balance Outstanding	$ 322	$ 346
Maximum Outstanding at any Month End	1,067	992
Balance	$ 0	$ 992
Short-term repurchase agreements
Borrowings
Year End Weighted Rate (as a percent)	0.29%	0.20%
Average Weighted Rate (as a percent)	0.38%	0.17%
Average Balance Outstanding	$ 29,190	$ 36,193
Maximum Outstanding at any Month End	32,555	56,710
Balance	$ 27,560	$ 30,023